Form N-1A Cover	Jan. 05, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	USCF ETF TRUST
Entity Central Index Key	0001597389
Document Creation Date	Jan. 05, 2026
Document Effective Date	Jan. 05, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 05, 2026
Prospectus Date	Jan. 05, 2026